One Of MUTUAL FUNDS Magazine's
                            Top Ten Funds For 1996**
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                   * Portfolio Manager: Art Bonnel * 25 Years
                      of Investment Management Experience
                      * Inception Date: 10/17/94 * No-load

[Graphic:  Full-Length            BONNEL
Photograph of Art Bonnel]         GROWTH
                                  FUND
                                  ----------------------------
                                            44.83%*
                                  TOTAL RETURN SINCE INCEPTION
                                  ----------------------------

Call 1-800-557-2297 ext. 601.                    [Graphic:  United Services
Look under the United Services listing.          Funds logo]

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*Returns 10/17/94 through 10/17/95. For the same period, the total return of the
S&P 500 was 28.42%. Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before investing. **Based upon a survey of 230 analysts. December 1995 issue. MFM734